First Trust Dow Jones Global Select Dividend Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	211 Months Ended	217 Months Ended	220 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones Global Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		44.22%	13.12%	9.45%		5.68%
Dow Jones World Developed Markets Index(SM) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.17%	11.81%	12.11%		8.23%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	12.17%	8.50%	8.01%	7.90%
First Trust Dow Jones Global Select Dividend Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		44.22%	13.04%	9.29%		5.52%
Performance Inception Date	Nov. 21, 2007
First Trust Dow Jones Global Select Dividend Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		40.81%	10.39%	6.81%		3.32%
First Trust Dow Jones Global Select Dividend Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.03%	8.94%	6.10%		3.16%